Dreyfus
S&P 500
Index Fund
Annual Report



October 31, 1996

Dreyfus S&P 500 Index Fund
----------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

      It is a pleasure to send you this annual report for the Dreyfus S&P 500 Index Fund covering the fiscal year ended October 31, 1996.

      For that 12-month period, the Fund provided a total return of 23.41%.* This compares with a total return of 24.08% for the Standard & Poor's 500 Composite Stock Price Index.** The difference is accounted for by transaction fees and other Fund expenses.

      While all segments of the U.S. equity market provided strong returns over the fiscal year, large capitalization stocks led the way. The return on the S&P 500 compares with 17.35% for the S&P Midcap 400 Index.***

Economic Review

      The U.S. economy is enjoying a good year. First, the tightening labor market has failed to push price inflation higher. Second, economic growth has slowed since midyear from the torrid pace of the first half. Third, corporate profits are holding up quite well, albeit growing more slowly than last year. These have vindicated Federal Reserve Board inaction, keeping market interest rates stable. Although the economy has simmered down, it is nevertheless operating with very little slack.

      The Federal Reserve twice thwarted market expectations for tightening this year, taking the view instead that steady growth won't so easily foster inflation in this cycle. Indeed, the unemployment rate has plunged towards 5% this year and wage growth has outpaced price inflation for the first time since 1989. Yet there is little evidence of accelerating price inflation to date. Even higher oil prices have failed to lift prices elsewhere. This is very different from 1994 when the Fed preemptively hiked interest rates to stem a future price inflation that subsequently did not materialize.

      After rising 3.3% in the first half of this year, real GDP growth slowed to 2.2% in the third quarter. Early evidence for the fourth quarter indicates sustained growth. In particular, consumer spending has been lackluster since midyear, despite solid income growth and high confidence levels. And new highs in home sales have not been matched by new records in homebuilding. Spending on capital goods has rebounded, however, while the strength of new export orders indicates better growth ahead for this sector. Capital goods and exports typically dominate the business cycle's late phase. Corporate profit growth, albeit slower than in 1995, continues to surprise on the upside.

      Interest rates this fall are not much different than in the spring. Short-term rates have especially stabilized in recent months based on the view that a Fed tightening is unlikely this year. Long-term rates have recently fallen. Should the economy show signs of reaccelerating, then long-term rates would likely rise.

      As the U.S. economy moves into the late-cycle phase it is, as usual, out of sync with most business cycles overseas which are at a much earlier stage. This portends faster world growth in 1997. How well the U.S. economy can participate in this accelerating world growth without igniting inflation remains to be seen.

Market Overview

      The stock market in the last 12 months shrugged off a variety of potentially negative factors to barrel its way to new heights.

      In late 1995 and early 1996 economic activity appeared to slow down, enough to prompt the Federal Reserve to lower interest rates in January of this year. By springtime, when the Fed had apparently suspended its anti-inflationary measures, investors began to worry about signs of strength exhibited by the economy. Though the Fed took no action to raise interest rates, investor worries about that possibility restrained an ebullient stock market.

      By July, fears of higher interest rates, plus concern that some stock prices--technology issues in particular--might have gone too far, too fast, caused a temporary retreat in equity prices.

      As fall approached, however, the underlying factors of a strong economy, low inflation and investor optimism took hold again and propelled stock prices to new highs.

      Chief beneficiaries were the large capitalization stocks. It took a while for technology stocks and small caps to recover the ground lost in the early summer. However, the trend across the board was clearly bullish.

      As the fiscal year closed, there were some negative factors on the horizon. Corporate profits may have passed their peak. Consumer demand seemed to be slowing in some sectors. There were also hints that employment costs, which have been quite stable for a long time, might face upward pressures.

      The market however, seemed to soar above these factors. The prospect (now a fact) of a split government in Washington, with Republicans controlling Congress and Democrats in the White House, was seen as favorable for stock prices. Moreover, the specter of renewed inflation remained just that--nothing more than a specter.

      Furthermore, individual investors continued to pour money into equity mutual funds--not at constantly increasing rates, to be sure, but still at a pace that gave strong impetus for higher stock prices.

      We appreciate that you have asked us to manage your assets invested in the Dreyfus S&P 500 Index Fund. At this season, we would also like to extend our best wishes for a healthy and happy New Year.

                                        Sincerely,




                                        Steven Falci
                                        Portfolio Manager
November 22, 1996
New York, N.Y.

  *Total return includes reinvestment of dividends and any capital gains paid. **SOURCE: LIPPER ANALYTICAL SERVICES, INC.--The Standard & Poor's 500
   Composite Stock Price Index is a widely accepted unmanaged index of stock market performance. "Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. and have been licensed for use by Dreyfus S&P 500 Index Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the products.
***SOURCE: LIPPER ANALYTICAL SERVICES, INC.--The Standard & Poor's MidCap 400
   Index is a broad-based Index of 400 companies with market capitalization generally ranging from $50 million to $10 billion and is a widely accepted, unmanaged index of medium-cap stock market performance. Reflects the reimbursement of income dividends and, where applicable, capital gain distributions.

Dreyfus S&P 500 Index Fund
(formerly Peoples Index Fund, Inc.)--See Note 1
------------------------------------------------------------------------------
Statement of Investments                                      October 31, 1996

    Shares             Common Stocks--93.6%                       Value
   --------                                                    ------------
                       Basic Industries--5.5%
     11,500            Air Products & Chemicals.............   $    690,000
     13,500            Alco Standard .......................        626,062
      3,800            Armstrong World Industries...........        253,650
      5,400            Avery Dennison.......................        355,725
      3,100            Ball.................................         74,787
      5,400            Bemis................................        189,000
      5,000            Boise Cascade........................        155,000
      2,900            Centex...............................         87,365
      9,900            Champion International...............        430,650
     13,300            Crown Cork & Seal....................        638,400
     25,400            Dow Chemical.........................      1,974,850
     58,100            duPont (E.I.) de Nemours.............      5,388,775
      8,100            Eastman Chemical.....................        427,275
      3,800(a)         FMC..................................        279,775
      8,700            Fluor................................        569,850
      9,500            Georgia Pacific......................        712,500
      5,600            Goodrich (B.F.)......................        237,300
      9,300            Grace (W.R.).........................        492,900
      6,600            Great Lakes Chemical.................        344,025
     11,100            Hercules.............................        528,637
     31,000            International Paper..................      1,325,250
      8,800            James River .........................        277,200
     29,200            Kimberly-Clark.......................      2,722,900
     11,200            Louisiana Pacific ...................        233,800
      5,400            Mead.................................        306,450
     43,400            Minnesota Mining &
                         Manufacturing......................      3,325,525
     60,700            Monsanto.............................      2,405,237
     14,700            Morton International.................        578,812
      7,000            Nalco Chemical.......................        254,625
     33,400            Occidental Petroleum.................        818,300
     19,300            PPG Industries.......................      1,100,100
      3,000            Potlach .............................        128,250
     16,100            Praxair..............................        712,425
      6,700            Rohm & Haas .........................        478,210
      8,900            Sherwin-Williams ....................        446,112
      5,200            Sigma-Aldrich........................        305,500
     10,300            Stone Container......................        157,075
      5,700            Temple-Inland........................        292,125
      7,100            Union Camp ..........................        346,125
     13,400            Union Carbide........................        571,175
     10,500            Westvaco ............................        299,250
     20,500            Weyerhaeuser.........................        940,440
      5,700            Willamette Industries ...............        384,750
                                                               ------------
                                                                 32,866,162
                                                               ------------
                       Capital Goods--21.0%
     22,700            AMP..................................        768,962
     14,000(a)         Advanced Micro Devices...............        248,500
      4,700            Alexander & Alexander Services.......         71,675
     17,954            Allegheny Teledyne...................        383,766
     29,300            AlliedSignal.........................   $  1,919,150
     12,500(a)         Amdahl...............................        128,125
     17,700            American Brands......................        845,175
      6,200(a)         Andrew...............................        302,250
     12,900            Apple Computer.......................        296,700
     18,600(a)         Applied Materials....................        491,737
      4,700            Autodesk.............................        107,512
     30,000            Automatic Data Processing............      1,248,750
     19,500            Bay Networks.........................        394,875
     36,100            Boeing...............................      3,443,037
      3,000            Briggs & Stratton....................        120,000
     22,000            Browning-Ferris Industries...........        577,500
     27,900            COMPAQ Computer......................      1,942,537
      7,800(a)         Cabletron Systems....................        486,525
      7,500            Case.................................        348,750
     20,000            Caterpillar..........................      1,372,500
      7,100(a)         Ceridian.............................        352,337
      4,100            Cincinnati Milacron..................         78,412
     67,000(a)         Cisco Systems........................      4,145,625
     37,700            Computer Associates..................
                         International......................      2,229,012
      7,800(a)         Computer Sciences....................        579,150
     11,200            Cooper Industries....................        450,800
      3,100            Crane................................        144,150
     38,200(a)         CUC International....................        935,900
      4,100            Cummins Engine.......................        170,662
     12,100            DSC Communications...................        167,887
      4,100(a)         Data General.........................         60,987
     26,700            Deere & Co...........................      1,114,725
      9,300            Dell Computer........................        756,787
      8,500            Deluxe Corp..........................        277,312
      16,100(a)        Digital Equipment....................        474,950
      11,800           Dover................................        606,225
      10,000           Dow Jones & Co.......................        330,000
      18,500           Dresser Industries...................        608,187
      17,600           Dun & Bradstreet.....................      1,018,600
      4,900            EG&G.................................         86,362
      24,000(a)        EMC..................................        630,000
      8,000            Eaton................................        478,000
      23,200           Emerson Electric.....................      2,064,800
      23,200           First Data...........................      1,850,200
      4,200            Foster Wheeler.......................        172,200
      6,500            General Dynamics.....................        446,062
      170,900          General Electric.....................     16,534,579
      5,200            General Signal.......................        211,900
      12,500           Genuine Parts........................        546,875
      3,600            Giddings & Lewis.....................         42,300
      5,300            Grainger (W.W.)......................        392,862
      10,700           H&R Block............................        264,825
      4,900            Harnischfeger Industries.............        196,000

Dreyfus S&P 500 Index Fund
(formerly Peoples Index Fund, Inc.)--See Note 1
---------------------------------------------------------------
Statement of Investments (continued)           October 31, 1996

    Shares             Common Stocks (continued)                   Value
   --------                                                    ------------

                       Capital Goods (continued)
      4,000            Harris...............................   $    250,500
    105,800            Hewlett-Packard......................      4,668,425
     13,100            Honeywell............................        813,837
     12,700            Illinois Tool Works..................        892,175
     11,300            Ingersoll-Rand.......................        470,362
     54,600            International Business Machines......      7,043,400
     85,100            Intel................................      9,350,362
      4,900(a)         Intergraph...........................         45,937
      8,400            Interpublic Group Cos................        407,400
      4,300            Johnson Controls.....................        313,900
     13,400(a)         LSI Logic............................        355,100
     32,400            Laidlaw, Cl. B.......................        380,700
     20,700            Lockheed Martin......................      1,855,237
     65,925            Lucent Technologies..................      3,098,480
      7,700            Mallinckrodt Group...................        334,950
      7,500            Marsh & McLennan.....................        780,937
      5,700            McDermott International..............        101,175
     22,300            McDonnell Douglas....................      1,215,350
     21,600            Micron Technology....................        548,100
     61,900(a)         Microsoft............................      8,495,780
     61,300            Motorola.............................      2,819,800
     14,300(a)         National Semiconductor...............        275,275
      4,900            National Service Industries..........        169,050
     26,700            Northern Telecommunications..........      1,738,837
      6,000            Northrop Grumman.....................        484,500
     36,500(a)         Novell...............................        337,625
     67,700(a)         Oracle...............................      2,864,560
      5,300(a)         Owens-Corning........................        205,375
     11,900            Pall.................................        304,937
      7,700            Parker-Hannifin......................        291,637
      4,500            Perkin-Elmer.........................        241,312
     15,400            Pitney Bowes.........................        860,475
      4,600            Raychem..............................        359,375
     24,500            Raytheon.............................      1,206,625
     22,600            Rockwell International...............      1,243,000
      8,400            Ryder System.........................        249,900
      6,000            Safety-Kleen.........................         93,750
      7,900            Scientific-Atlanta...................        114,550
     10,900            Seagate Technology...................        727,575
     24,400            Service Corp. International..........        695,400
      2,400            Shared Medical Systems...............        115,800
     17,800(a)         Silicon Graphics.....................        329,300
      6,300            Snap-On..............................        202,387
      9,213            Stanley Works........................        260,267
     19,100(a)         Sun Microsystems.....................      1,165,100
     12,200(a)         Tandem Computers.....................        154,025
      3,400            Tektronix............................        133,025
      9,200(a)         Tellabs..............................        783,150
     19,600            Texas Instruments....................        943,250
      8,400            Textron..............................        745,500
      4,200            Thomas & Betts.......................   $    177,975
      3,300            Timken...............................        147,262
     17,500(a)         3COM.................................      1,183,437
      2,906            TRINOVA..............................         95,534
      6,700            TRW..................................        606,350
     15,800            Tyco International...................        784,075
     17,900(a)         Unisys...............................        111,875
     12,600            United Technologies..................      1,622,250
     50,800            WMX Technologies.....................      1,746,250
     43,600            Westinghouse Electric................        746,650
     33,600            Xerox................................      1,558,200
                                                               ------------
                                                                124,234,026
                                                               ------------
                       Consumer Cyclical--11.5%
     26,100            Albertson's..........................        897,187
      7,700            American Greetings, Cl. A............        225,706
     15,100            American Stores......................        624,762
      5,300(a)         Bally Entertainment..................        159,662
      9,100            Black & Decker.......................        340,112
     10,200            Brunswick............................        239,700
     10,700(a)         Charming Shoppes.....................         49,487
     75,400            Chrysler.............................      2,535,330
     10,100            Circuit City Stores..................        330,775
     24,200            Comcast, Cl. A.......................        356,950
      8,700            Cooper Tire and Rubber...............        170,737
     10,500            Dana Corp............................        311,062
     16,300            Darden Restaurants...................        136,512
     22,400            Dayton Hudson........................        775,600
     11,700            Dillard Department Stores, Cl. A.....        371,475
     70,200            Disney (Walt)........................      4,624,425
     15,900            Donnelley (R.R.) & Sons..............        482,962
      6,400            Echlin...............................        208,800
     21,500(a)         Federated Department Stores..........        709,500
      3,700            Fleetwood Enterprises................        124,875
      3,900            Fleming Cos..........................         67,762
    122,400            Ford Motor...........................      3,825,000
      7,900(a)         Fruit of the Loom, Cl. A.............        287,362
     14,600            Gannett..............................      1,107,775
     29,700            Gap..................................        861,300
     14,200(a)         General Instrument...................        285,775
     78,200            General Motors.......................      4,213,025
      6,200            Giant Food, Cl. A....................        209,250
     16,100            Goodyear Tire & Rubber...............        738,587
      4,000            Great Atlantic & Pacific.............        120,000
     12,800            HFS..................................        937,600
      7,600            Harcourt General.....................        378,100
      3,200            Harland (John H.)....................         99,600
     10,700(a)         Harrah's Entertainment...............        179,225
      8,900            Hasbro...............................        345,987
     20,200            Hilton Hotel.........................        613,575

Dreyfus S&P 500 Index Fund
(formerly Peoples Index Fund, Inc.)--See Note 1
-----------------------------------------------------------------------
Statement of Investments (continued)      October 31, 1996

    Shares             Common Stocks (continued)                   Value
   --------                                                    ------------
                       Consumer Cyclical (continued)
     49,601            Home Depot...........................   $  2,715,654
     12,100            ITT..................................        508,200
     12,200            ITT Industries.......................        283,650
      4,000            Jostens..............................         86,000
     50,300            K mart...............................        490,425
      3,900(a)         King World Productions...............        140,400
      9,900            Knight-Ridder........................        370,012
     13,000(a)         Kroger...............................        580,125
     28,000            Limited..............................        514,500
      7,600            Liz Claiborne........................        321,100
      2,100            Longs Drug Stores....................         94,237
     17,800            Lowes................................        718,675
      2,506            Luby's Cafeterias....................         52,626
     13,200            Marriott International...............        750,750
     16,600            Masco................................        520,825
     28,300            Mattel...............................        817,162
     25,900            May Department Stores................      1,227,012
     10,500            Maytag...............................        208,687
     72,400            McDonald's...........................      3,212,750
     10,300            McGraw-Hill Cos......................        482,812
     10,900            Melville.............................        406,025
      3,800            Mercantile Stores....................        188,575
      2,800            Meredith.............................        140,700
     10,300            Moore................................        208,575
        900            NACCO Industries, Cl. A..............         41,625
     29,600            NIKE, Cl. B..........................      1,742,700
      7,800(a)         Navistar International...............         72,150
     10,100            New York Times, Cl. A................        364,862
      8,400            Nordstrom............................        302,925
      4,000            PACCAR...............................        223,000
     23,300            Penney (J.C.)........................      1,223,250
      6,400            Pep Boys-Manny, Moe & Jack...........        224,000
     20,300(a)         Price/Costco.........................        403,462
      5,800            Reebok International.................        207,350
      8,700            Rite Aid.............................        295,800
      4,000            Russell..............................        113,500
      5,300(a)         Ryan's Family Steak House............         39,087
     40,500            Sears, Roebuck & Co..................      1,959,187
      5,000(a)         Shoney's.............................         36,875
      2,100            Springs Industries...................         94,762
      5,100            Stride Rite..........................         42,075
      7,000            Supervalu............................        208,250
     18,800            Sysco................................        639,200
      7,500            TJX Cos..............................        300,000
      6,200            Tandy................................        233,275
     67,600(a)         Tele-Communications, Cl. A...........        840,775
     58,900            Time Warner..........................      2,194,030
     10,700            Times Mirror, Cl. A..................        494,875
     28,300(a)         Toys R Us............................        958,662
      6,300            Tribune..............................        515,025
     49,000            US West Media Group..................   $    765,625
      6,600            V.F..................................        431,475
     36,900(a)         Viacom, Cl. B........................      1,203,862
    237,400            Wal-Mart Stores......................      6,320,780
     25,500            Walgreen.............................        962,625
     13,300            Wendy's International................        274,312
      7,700            Whirlpool............................        363,825
     15,700            Winn-Dixie Stores....................        523,987
     13,800(a)         Woolworth............................        289,800
                                                               ------------
                                                                 67,892,012
                                                               ------------
                       Consumer Staples--12.2%
      2,900            Alberto-Culver, Cl. B................        132,675
     51,300            Anheuser-Busch Cos...................      1,975,050
     56,470            Archer Daniels Midland...............      1,228,222
     13,768            Avon Products........................        746,914
      7,100            Brown-Forman, Cl. B..................        307,075
     15,000            CPC International....................      1,183,125
     24,300            Campbell Soup........................      1,944,000
      5,300            Clorox...............................        578,362
    258,000            Coca-Cola............................     13,029,000
     15,200            Colgate-Palmolive....................      1,398,400
     25,200            ConAgra..............................      1,256,850
      3,900            Coors (Adolph), Cl. B................         76,050
     34,900            Eastman Kodak........................      2,783,275
      6,700            Ecolab...............................        244,550
     16,500            General Mills........................        942,562
     46,100            Gillette.............................      3,445,975
     38,300            Heinz (H.J.).........................      1,359,650
     15,900            Hershey Foods........................        769,162
     11,500            International Flavors &
                         Fragrances.........................        475,812
    137,900            Johnson & Johnson....................      6,791,575
     21,900            Kellogg..............................      1,390,650
     16,400            Newell...............................        465,350
    162,100            PepsiCo..............................      4,802,212
     84,700            Philip Morris Cos....................      7,845,337
      8,500            Pioneer Hi-Bred International........        570,562
      4,700            Polaroid.............................        190,937
     71,000            Procter & Gamble.....................      7,029,000
     14,000            Quaker Oats..........................        497,000
     11,000            Ralston-Ralston Purina Group.........        727,375
     15,500            Rubbermaid...........................        360,375
     50,200            Sara Lee.............................      1,782,100
     38,800            Seagram..............................      1,469,550
      6,400            Tupperware...........................        328,800
     19,500            UST..................................        563,062
     16,600            Unilever, N.V........................      2,537,730
     10,900            Whitman..............................        264,325
     12,000            Wrigley, (Wm) Jr.....................        723,000
                                                               ------------
                                                                 72,215,649
                                                               ------------

Dreyfus S&P 500 Index Fund
(formerly Peoples Index Fund, Inc.)--See Note 1
------------------------------------------------------------------
Statement of Investments (continued)      October 31, 1996

    Shares             Common Stocks (continued)                   Value
   --------                                                    ------------

                       Energy--9.4%
      9,600            Amerada Hess.........................   $    531,600
     51,500            Amoco................................      3,901,125
      6,700            Ashland..............................        284,750
     16,600            Atlantic Richfield...................      2,199,500
     15,000            Baker Hughes.........................        534,375
     13,000            Burlington Resources.................        654,875
     67,600            Chevron..............................      4,444,700
     10,900            Coastal..............................        468,700
      5,700            Columbia Gas System..................        346,275
      9,800            Consolidated Natural Gas.............        520,625
      2,100            Eastern Enterprises..................         80,850
     26,300            Enron................................      1,222,950
      7,100            Enserch..............................        152,650
    128,500            Exxon................................     11,388,312
     12,900            Halliburton..........................        730,462
      2,600            Helmerich & Payne....................        140,725
      5,100            Kerr-McGee...........................        320,025
      3,500            Louisiana Land & Exploration.........        199,062
     40,800            Mobil................................      4,763,400
      5,200            Nicor................................        181,350
     14,200            Noram Energy.........................        218,325
      2,800            Oneok................................         75,250
     10,800(a)         Oryx Energy..........................        207,900
      8,800            Pacific Enterprises..................        270,600
     15,600            Panenergy............................        600,600
      4,800            Pennzoil.............................        244,800
      3,600            Peoples Energy.......................        126,900
     27,200            Phillips Petroleum...................      1,115,200
      8,800(a)         Rowan Cos............................        196,900
     55,500            Royal Dutch Petroleum................      9,178,312
      9,400(a)         Santa Fe Energy Resources............        133,950
     25,400            Schlumberger.........................      2,517,775
      8,900            Sonat................................        438,325
      7,700            Sun Company..........................        172,287
     17,700            Tenneco..............................        876,150
     27,400            Texaco...............................      2,784,525
     29,800            USX-Marathon Group...................        651,875
     25,810            Union Pacific Resources Group........        709,775
     25,700            Unocal...............................        941,265
      5,500(a)         Western Atlas........................        381,562
     10,900            Williams Cos.........................        569,525
                                                               ------------
                                                                 55,478,112
                                                               ------------
                       Health Care--8.7%
      8,700(a)         ALZA.................................        225,112
     80,800            Abbott Laboratories..................      4,090,500
      6,800            Allergan.............................        207,400
     65,800            American Home Products...............      4,030,250
     27,400(a)         Amgen................................      1,679,962
      5,900            Bard (C.R.)..........................        166,675
      5,900            Bausch & Lomb........................        199,125
     28,200            Baxter International.................   $  1,173,825
     12,900            Becton, Dickinson & Co...............        561,150
     10,300(a)         Beverly Enterprises..................        127,462
     12,000(a)         Biomet...............................        193,500
     18,300(a)         Boston Scientific....................        995,062
     51,900            Bristol-Myers Squibb.................      5,488,425
     69,450            Columbia/HCA Healthcare..............      2,482,837
     23,800            Corning..............................        922,250
     16,800(a)         Humana...............................        306,600
     56,600            Lilly (Eli)..........................      3,990,300
      6,500            Manor Care...........................        255,125
     24,800            Medtronic............................      1,596,500
    125,900            Merck & Co...........................      9,332,337
      4,500            Millipore............................        157,500
     66,500            Pfizer...............................      5,502,875
     52,600            Pharmacia & Upjohn...................      1,893,600
     38,300            Schering-Plough......................      2,451,200
      8,500(a)         St. Jude Medical.....................        335,750
     22,400(a)         Tenet Healthcare.....................        467,600
      6,500            U.S. Surgical........................        272,187
     19,000            United Healthcare....................        719,625
     28,100            Warner-Lambert.......................      1,787,866
                                                               ------------
                                                                 51,612,600
                                                               ------------
                       Interest Sensitive--13.8%
     15,579            Aetna................................      1,041,845
     11,100            Ahmanson (H.F.) & Co.................        348,262
     46,000            Allstate.............................      2,581,750
     49,100            American Express.....................      2,307,700
     21,200            American General.....................        789,700
     48,600            American International Group.........      5,279,175
     11,200            Aon..................................        646,800
     45,100            Banc One.............................      1,911,112
     39,900            Bank of New York.....................      1,321,687
     37,300            BankAmerica..........................      3,412,950
     15,800            Bank of Boston.......................      1,011,200
      8,300            Bankers Trust New York...............        701,350
     20,000            Barnett Banks........................        762,500
      5,600            Beneficial...........................        327,600
     16,200            Boatmens Bancshares..................        984,150
      7,900            CIGNA................................      1,030,950
     45,200            Chase Manhattan......................      3,875,900
     18,000            Chubb................................        900,000
     49,800            Citicorp.............................      4,930,200
     11,900            Comerica.............................        632,187
     23,000            CoreStates Financial.................      1,118,375
     17,000            Dean Witter, Discover & Co...........      1,000,875
    113,000            Federal National Mortgage
                         Association........................      4,421,125
     18,500            Federal Home Loan Mortgage...........      1,868,500
     10,900            Fifth Third Bancorp..................        682,612

Dreyfus S&P 500 Index Fund
(formerly Peoples Index Fund, Inc.)--See Note 1
------------------------------------------------------------------
Statement of Investments (continued)      October 31, 1996

    Shares             Common Stocks (continued)                   Value
   --------                                                    ------------

                       Interest Sensitive (continued)
     14,600            First Bank Systems...................   $    963,600
     32,800            First Chicago NBD....................      1,672,800
     28,500            First Union..........................      2,073,375
     27,200            Fleet Financial Group................      1,356,600
      8,500            General Re...........................      1,251,625
      6,000            Golden West Financial................        389,250
     14,200            Great Western Financial..............        397,600
     14,200            Green Tree Financial.................        562,675
     10,000            Household International..............        885,000
     12,100            ITT Hartford.........................        762,300
      7,400            Jefferson Pilot......................        420,875
      4,000            Kaufman & Broad Home.................         48,000
     23,800            Keycorp..............................      1,109,675
     10,800            Lincoln National.....................        523,800
     11,900            Loews................................        983,237
     23,100            MBNA.................................        872,025
      6,100            MGIC Investment......................        418,612
     13,500            Mellon Bank..........................        879,187
     17,500            Merrill Lynch & Co...................      1,229,375
     19,300            Morgan (J.P.) & Co...................      1,667,037
     15,700            Morgan Stanley Group.................        788,925
     23,000            National City........................        997,625
     30,100            NationsBank..........................      2,836,925
     38,400            Norwest..............................      1,684,800
     35,300            PNC Bank.............................      1,279,625
      9,700            Providian............................        455,900
      2,600            Pulte................................         68,900
      5,700            Republic New York....................        434,625
     13,000            Safeco...............................        490,750
     10,900            Salomon..............................        491,862
      8,700            St. Paul Cos.........................        473,062
     23,100            SunTrust Banks.......................      1,077,037
      7,400            Torchmark............................        357,975
      6,800            Transamerica.........................        515,950
     49,700            Travelers Group......................      2,696,225
      7,600            UNUM.................................        477,850
     12,200            USF&G................................        231,800
      3,600            USLife...............................        112,500
     16,000            U.S. Bancorp.........................        640,000
     17,300            Wachovia.............................        929,875
      9,700            Wells Fargo..........................      2,591,119
                                                               ------------
                                                                 81,988,483
                                                               ------------
                       Mining and Metals--1.4%
     11,000(a)         ARMCO................................         41,250
      4,400            ASARCO...............................        115,500
     23,400            Alcan Aluminium......................        769,275
     18,000            Aluminum Co. of America..............      1,055,250
     37,000            Barrick Gold.........................        966,625
     23,300            Battle Mountain Gold.................        177,662
     11,500(a)         Bethlehem Steel......................         93,437
      9,600            Cyprus Amax Minerals.................   $    217,200
     14,400            Echo Bay Mines.......................        112,500
     14,900            Engelhard............................        271,925
     20,200            Freeport-McMoRan Copper,
                         Cl. B..............................        613,575
     15,200            Homestake Mining.....................        216,600
     17,400            Inco.................................        552,450
      5,000            Inland Steel Industries..............         80,625
     10,300            Newmont Mining.......................        476,375
      9,100            Nucor................................        431,113
      6,800            Phelps Dodge.........................        427,550
     24,800            Placer Dome..........................        595,200
      6,600            Reynolds Metals......................        371,250
     13,600            Santa Fe Pacific Gold................        161,500
      8,700            USX-U.S. Steel.......................        237,075
      9,400            Worthington Industries...............        195,050
                                                               ------------
                                                                  8,178,987
                                                               ------------
                       Transportation--1.4%
      9,400(a)         AMR..................................        789,600
     15,800            Burlington Northern Santa Fe.........      1,301,525
     21,900            CSX..................................        944,437
      4,100            Caliber System.......................         69,187
      8,400            Conrail..............................        799,050
      4,600            Consolidated Freightways.............        110,400
      8,200            Delta Air Lines......................        581,175
      5,900(a)         Federal Express......................        474,950
     13,000            Norfolk Southern.....................      1,158,625
     15,000            Southwest Airlines...................        337,500
      6,600(a)         USAir Group..........................        114,675
     25,200            Union Pacific........................      1,414,350
      2,900(a)         Yellow...............................         37,882
                                                               ------------
                                                                  8,133,356
                                                               ------------
                       Utilities--8.7%
     19,600            ALLTEL...............................        597,800
    166,900            AT&T.................................      5,820,637
     51,600(a)         Airtouch Communications..............      1,348,050
     19,400            American Electric Power..............        805,100
     56,900            Ameritech............................      3,115,275
     15,300            Baltimore Gas & Electric.............        416,925
     45,300            Bell Allantic........................      2,729,325
    102,900            BellSouth............................      4,193,175
     15,700            Carolina Power & Light...............        567,166
     21,700            Central & Southwest..................        575,050
     16,300            CINergy..............................        539,937
     24,300            Consolidated Edison..................        710,775
     15,000            DTE Energy...........................        451,875
     18,400            Dominion Resources...................        694,600
     21,000            Duke Power...........................      1,026,375
     45,400            Edison International.................        896,650

Dreyfus S&P 500 Index Fund
(formerly Peoples Index Fund, Inc.)--See Note 1
-----------------------------------------------------------
Statement of Investments (continued)      October 31, 1996

    Shares             Common Stocks (continued)                   Value
   --------                                                    ------------
                       Utilities (continued)
     23,600            Entergy..............................   $    660,800
     19,000            FPL Group............................        874,000
     12,500            GPU..................................        410,937
    100,200            GTE..................................      4,220,925
     26,000            Houston Industries...................        594,750
     71,200            MCI Communications...................      1,788,900
     45,400            NYNEX................................      2,020,300
     14,900            Niagara Mohawk Power.................        126,650
      7,100            Northern States Power................        333,700
     15,800            Ohio Edison..........................        329,825
     23,000            PECO Energy..........................        580,750
     16,700            PP&L Resources.......................        390,362
     43,000            Pacific Gas & Electric...............      1,010,500
     44,300            Pacific Telesis Group................      1,506,200
     30,400            PacifiCorp...........................        642,200
     25,300            Public Service Enterprise Group......        679,937
     63,100            SBC Communications...................      3,068,237
     69,700            Southern.............................      1,542,112
     44,600            Sprint...............................      1,750,550
     23,200            Texas Utilities......................        939,600
     49,400            US West..............................      1,500,525
     22,300            UniCom...............................        579,800
     10,600            Union Electric.......................        409,425
     40,200(a)         WorldCom.............................        979,875
                                                               ------------
                                                                 51,429,575
                                                               ------------
                       TOTAL COMMON STOCKS
                         (cost $409,363,085)................   $554,028,962
                                                               ------------
                                                               ------------
    Principal          SHORT-TERM
     Amount             INVESTMENTS--6.4%                           Value
   ----------                                                    ------------
                       U.S.Treasury Bills:
  $11,809,000(b)       5.15%, 11/14/1996....................     $ 11,788,334
    4,340,000          5.11%, 11/21/1996....................        4,328,325
    5,379,000          5.06%, 12/12/1996....................        5,348,340
    3,010,000          5.22%, 1/2/1997......................        2,984,385
    5,254,000          4.89%, 1/9/1997......................        5,203,930
    6,211,000          5.36%, 1/16/1997.....................        6,145,412
    1,123,000          5.30%, 1/23/1997.....................        1,110,052
      933,000          5.34%, 1/30/1997.....................          921,300
                                                                 ------------
                       TOTAL SHORT-TERM
                         INVESTMENTS
                         (cost $37,830,467).................     $ 37,830,078
                                                                 ------------
                                                                 ------------
TOTAL INVESTMENTS
  (cost $447,193,552).................................100.0%     $591,859,040
                                                      ------     ------------
                                                      ------     ------------
LIABILITIES LESS CASH AND
  RECEIVABLES...........................................0.0%     $   (228,354)
                                                      ------     ------------
                                                      ------     ------------
NET ASSETS............................................100.0%     $591,630,686
                                                      ------     ------------
                                                      ------     ------------
Notes to Statement of Investments:
----------------------------------------------------------
(a) Non-income producing.
(b) Partially held by the custodian in a segregated account as collateral for open financial future positions.

Statement of Financial Futures                     October 31, 1996

Financial Futures Purchased;
----------------------------
                                   Market Value                      Unrealized
                    Number of        Covered                        Appreciation
Issuer              Contracts      by Contracts      Expiration      at 10/31/96
------              ---------      ------------      ----------     ------------
Standard & Poor's 500  110         $39,030,750       December '96     $683,475
                                                                      --------
                                                                      --------
See notes to financial statements.

Dreyfus S&P 500 Index Fund
(formerly Peoples Index Fund, Inc.)--See Note 1
----------------------------------------------------------------------
Statement of Assets and Liabilities                   October 31, 1996


                                                                                           Cost               Value
                                                                                        ------------       ------------
ASSETS:           Investments in securities--See Statement of Investments...........    $447,193,552       $591,859,040
                  Cash..............................................................                          1,008,677
                  Dividends receivable..............................................                            756,794
                  Receivable for futures variation margin--Note 4(a)................                            374,050
                  Receivable for investment securities sold.........................                             27,863
                  Prepaid expenses..................................................                             34,179
                                                                                                           ------------
                                                                                                            594,060,603
                                                                                                           ------------
LIABILITIES:      Due to The Dreyfus Corporation and affiliates.....................                            224,874
                  Payable for Common Stock redeemed.................................                          2,057,520
                  Accrued expenses..................................................                            147,523
                                                                                                           ------------
                                                                                                              2,429,917
                                                                                                           ------------
NET ASSETS..........................................................................                       $591,630,686
                                                                                                           ------------
                                                                                                           ------------
REPRESENTED BY:   Paid-in capital...................................................                       $423,335,774
                  Accumulated undistributed investment income--net..................                          7,475,536
                  Accumulated net realized gain (loss) on investments...............                         15,470,413
                  Accumulated gross unrealized appreciation (depreciation)
                    on investments (including $683,475 net unrealized
                    appreciation on financial futures)--Note 4(b)...................                        145,348,963
                                                                                                           ------------
NET ASSETS..........................................................................                       $591,630,686
                                                                                                           ------------
                                                                                                           ------------
SHARES OUTSTANDING
(200 million shares of $.001 par value Common Stock authorized).....................                         26,817,475

NET ASSET VALUE, offering and redemption price per share............................                             $22.06
                                                                                                                 ------
                                                                                                                 ------



See notes to financial statements.

Dreyfus S&P 500 Index Fund
(formerly Peoples Index Fund, Inc.)--See Note 1
------------------------------------------------------------------------------
Statement of Operations                            Year Ended October 31, 1996


INVESTMENT INCOME

INCOME:         Cash dividends (net of $60,905 foreign taxes withheld
                  at source).........................................................       $ 9,780,073
                Interest.............................................................         1,626,652
                                                                                            -----------
                      Total Income...................................................                             $11,406,725

EXPENSES:       Management fee--Note 3(a)............................................         1,362,926
                Shareholder servicing costs--Note 3(b)...............................         1,022,106
                Registration fees....................................................            90,412
                Professional fees....................................................            67,612
                Prospectus and shareholders' reports.................................            53,506
                Directors' fees and expenses--Note 3(c)..............................            33,735
                Custodian fees.......................................................             4,161
                Miscellaneous........................................................             4,520
                                                                                            -----------
                      Total Expenses.................................................                               2,638,978
                                                                                                                  -----------
INVESTMENT INCOME--NET...............................................................                               8,767,747
                                                                                                                  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4

                Net realized gain (loss) on investments..............................       $11,890,436
                Net realized gain (loss) on financial futures........................         6,172,657
                                                                                            -----------
                      Net Realized Gain (Loss).......................................                              18,063,093
                Net unrealized appreciation (depreciation) on investments
                  (including $710,875 net unrealized appreciation on
                  financial futures)--Note 4(b)......................................                              67,183,468
                                                                                                                  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS...............................                              85,246,561
                                                                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................................                             $94,014,308
                                                                                                                  -----------
                                                                                                                  -----------



See notes to financial statements.

Dreyfus S&P 500 Index Fund
(formerly Peoples Index Fund, Inc.)--See Note 1
----------------------------------------------------------------------------
Statement of Changes in Net Assets


                                                                                       Year Ended              Year Ended
                                                                                    October 31, 1996        October 31, 1995
                                                                                    ----------------        ----------------
OPERATIONS:
  Investment income--net.................................................              $   8,767,747           $   6,157,690
  Net realized gain (loss) on investments................................                 18,063,093               4,310,640
  Net unrealized appreciation (depreciation) on investments..............                 67,183,468              54,324,576
                                                                                       -------------           -------------
    Net Increase (Decrease) in Net Assets Resulting from Operations......                 94,014,308              64,792,906
                                                                                       -------------           -------------
DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net:................................................                 (6,205,887)             (6,077,935)
  Net realized gain on investments.......................................                 (4,169,581)            (19,477,910)
                                                                                       -------------           -------------
    Total Dividends......................................................                (10,375,468)            (25,555,845)
                                                                                       -------------           -------------
CAPITAL SHARE TRANSACTIONS:
  Net proceeds from shares sold:.........................................                307,525,173             142,531,859
  Dividends reinvested...................................................                  9,406,794              22,101,817
  Cost of shares redeemed................................................               (145,087,307)           (112,925,618)
                                                                                       -------------           -------------
    Increase (Decrease) in Net Assets from Capital Stock Transactions....                171,844,660              51,708,058
                                                                                       -------------           -------------
      Total Increase (Decrease) in Net Assets............................                255,483,500              90,945,119

NET ASSETS:
  Beginning of Period....................................................                336,147,186             245,202,067
                                                                                       -------------           -------------
  End of Period..........................................................               $591,630,686            $336,147,186
                                                                                       -------------           -------------
                                                                                       -------------           -------------
Undistributed investment income--net.....................................              $   7,475,536           $   4,913,676
                                                                                       -------------           -------------

CAPITAL SHARE TRANSACTIONS:                                                               Shares                   Shares
                                                                                       -------------           -------------

  Shares sold:...........................................................                 15,194,675               8,633,225
  Shares issued for dividends reinvested.................................                    496,663               1,546,663
  Shares redeemed........................................................                 (7,162,184)             (6,829,736)
                                                                                       -------------           -------------
    Net Increase (Decrease) in Shares Outstanding........................                  8,529,154               3,350,152
                                                                                       -------------           -------------
                                                                                       -------------           -------------

See notes to financial statements.

Dreyfus S&P 500 Index Fund
(formerly Peoples Index Fund, Inc.--See Note 1
-------------------------------------------------------------------------------
Financial Highlights

      Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the Fund's financial statements.


                                                                                 Year Ended October 31,
                                                                 -----------------------------------------------------
PER SHARE DATA:                                                   1996        1995        1994        1993       1992
                                                                 -----       ------      ------      ------     ------
  Net asset value, beginning of period....................       $18.38      $16.41      $16.88      $15.16     $14.16
                                                                 ------      ------      ------      ------     ------
  Investment Operations:

  Investment income--net...................................         .33         .36         .39         .30        .41
  Net realized and unrealized gain (loss)
    on investments.........................................        3.89        3.36         .11        1.86        .97
                                                                 ------      ------      ------      ------     ------
  Total from Investment Operations.........................        4.22        3.72         .50        2.16       1.38
                                                                 ------      ------      ------      ------     ------
  Distributions:

  Dividends from investment income--net....................        (.32)       (.42)       (.31)       (.40)      (.38)
  Dividends from net realized gain on investments..........        (.22)      (1.33)       (.66)       (.04)        --
                                                                 ------      ------      ------      ------     ------
  Total Distributions......................................        (.54)      (1.75)       (.97)       (.44)      (.38)
                                                                 ------      ------      ------      ------     ------
  Net asset value, end of period...........................      $22.06      $18.38      $16.41      $16.88     $15.16
                                                                 ------      ------      ------      ------     ------
                                                                 ------      ------      ------      ------     ------
TOTAL INVESTMENT RETURN....................................       23.41%      25.68%       3.14%      14.49%      9.90%

RATIOS/SUPPLEMENTAL DATA:

  Ratio of expenses to average net assets..................         .57%        .55%        .61%        .39%       --
  Ratio of net investment income
    to average net assets..................................        1.90%       2.75%       2.26%       2.36%      3.04%
  Decrease reflected in above expense ratios
    due to undertakings by WFNIA and Dreyfus...............          --          --         .03%        .14%       .65%
  Portfolio Turnover Rate..................................        5.22%       3.66%      18.81%       3.77%      3.10%
  Average commission rate paid*............................      $.0297          --          --          --         --
  Net Assets, end of period (000's Omitted)................    $591,631    $336,147    $245,202    $281,403    $92,598

---------------------
*For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.


See notes to financial statements.

Dreyfus S&P 500 Index Fund
(formerly Peoples Index Fund, Inc.)--See Note 1
---------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

      Dreyfus S&P 500 Index Fund (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company. The Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. Effective November 13, 1995, The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager and Mellon Equity Associates ("Mellon Equity"), an affiliate of Dreyfus, serves as the Fund's index manager. Effective November 13, 1995, Boston Safe Deposit and Trust Company, an affiliate of Dreyfus, became the Fund's custodian. Dreyfus is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. acts as the distributor of the Fund's shares, which are sold to the public without a sales charge.

      Prior to November 13, 1995, Wells Fargo Nikko Investment Advisors ("WFNIA") served as the Fund's index manager. In addition, Wells Fargo Institutional Trust Company, N.A. ("WFITC"), an affiliate of WFNIA, was the custodian of the Fund's investments. Dreyfus served as the Fund's administrator.

      Effective November 13, 1995, the Fund changed its name from "Peoples Index Fund, Inc." to "Dreyfus S&P 500 Index Fund".

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

      (a) Portfolio valuation: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.

      (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

      (c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid annually. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

      (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

Dreyfus S&P 500 Index Fund
(formerly Peoples Index Fund, Inc.)--see Note 1
--------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2--Bank Line of Credit:

      The Fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the Fund at rates which are related to the Federal Funds rate in effect at the time of borrowings. For the period ended October 31, 1996, the Fund did not borrow under the line of credit.

NOTE 3--Management Fee and Other Transactions With Affiliates:

      (a) Effective November 13, 1995, pursuant to a Management Agreement with Dreyfus, the management fee is computed at the annual rate of .295 of 1% of the value of the Fund's average daily net assets, and is payable monthly. Dreyfus has agreed to pay Mellon Equity a monthly fee at the annual rate of .095 of 1% of the value of the Fund's average daily net assets. Prior to November 13, 1995, the Fund had an Index Management Agreement with WFNIA and an Administration Agreement with Dreyfus, whereby WFNIA and Dreyfus received annual fees of .10 of 1% and .20 of 1%, respectively, of the value of the Fund's average daily net assets. The Management Agreement further provides that if in any full fiscal year the aggregate expenses of the Fund, exclusive of interest, taxes, brokerage and extraordinary expenses, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the fees to be paid to Dreyfus, or Dreyfus may deduct from the fees paid to Mellon Equity or Dreyfus and Mellon Equity will bear, in the same proportion as in the agreement, the amount of such excess to the extent required by state law. The most stringent state expense limitation applicable to the Fund presently requires reimbursement of expenses in any full fiscal year that such expenses (exclusive of certain expenses as described above) exceed 21/2% of the first $30 million, 2% of the next $70 million, and 11/2% of the excess over $100 million of the average value of the Fund's net assets in accordance with California "blue sky" regulations. There was no expense reimbursement for the year ended October 31, 1996.

      However, Dreyfus has undertaken from November 6, 1996, that if the Fund's aggregate expenses (exclusive of certain expenses as described above) exceed
 .50 of 1% of the Fund's average daily net assets, the Fund may deduct from the management fee payable to Dreyfus to the extent of such excess.

      In addition, for the period from November 1, 1995 through November 13, 1995 WFITC earned $4,161 for custodian services provided to the Fund.

      (b) Pursuant to the Fund's Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 1996, the Fund was charged an aggregate of $851,214 pursuant to the Shareholder Services Plan.

      Effective December 1, 1995, the Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $70,303 during the period ended October 31, 1996.

Dreyfus S&P 500 Index Fund
(formerly Peoples Index Fund, Inc.)--see Note 1
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

      (c) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

      (d) A 1% redemption fee is charged on certain redemptions of Fund shares where the redemption occurs within the initial six-month period following the opening of the account. During the period ended October 31, 1996, redemption fees amounted to $12,975.

NOTE 4--Securities Transactions:

      (a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 1996 amounted to $173,674,512 and $22,427,505, respectively.

      The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments (see the Statement of Financial Futures). Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of October 31, 1996 and their related unrealized market appreciation are set forth in the Statement of Financial Futures.

      (b) At October 31, 1996, accumulated net unrealized appreciation on investments and financial futures was $145,348,963, consisting of $152,453,934 gross unrealized appreciation and $7,104,971 gross unrealized depreciation.

      At October 31, 1996, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Dreyfus S&P 500 Index Fund
(formerly Peoples Index Fund, Inc.)--see Note 1
--------------------------------------------------------------------

To the Shareholders and Board of Directors of Dreyfus S&P 500 Index Fund

      We have audited the accompanying statement of assets and liabilities of Dreyfus S&P 500 Index Fund (the "Fund"), including the statements of investments and financial futures, as of October 31, 1996, and the related statements of operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus S&P 500 Index Fund at October 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

                                       COOPERS & LYBRAND L.L.P.

New York, New York
December 13, 1996

Dreyfus S&P 500 Index Fund
(formerly Peoples Index Fund, Inc.)--see Note 1
--------------------------------------------------------------
Important Tax Information (Unaudited)

      For Federal tax purposes the Fund hereby designates $.17 per share as a long-term capital gain distribution of the $.535 per share paid on December 28, 1995.

      The Fund also designates 93.08% of the ordinary dividends paid during the fiscal year ended October 31, 1996 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in January 1997 of the percentage applicable to the preparation of their 1996 tax returns.

Proxy Results (Unaudited)

      A special meeting of stockholders of the Fund was held on July 26, 1996, at which shareholders approved the election of the following Board members:
Joseph S. DiMartino, by a vote of 14,470,978 shares in favor of and 1,471,989 shares withholding authority to vote; John M. Fraser, Jr., by a vote of 13,821,702 shares in favor of and 2,121,265 shares withholding authority to vote; Ehud Houminer, by a vote of 14,486,721 shares in favor of and 1,456,247 shares withholding authority to vote; David J. Mahoney, by a vote of 14,211,341 shares in favor of and 1,731,627 shares withholding authority to vote; Gloria Messinger, by a vote of 14,115,054 shares in favor of and 1,827,914 shares withholding authority to vote; David P. Feldman, by a vote of 14,489,828 shares in favor of and 1,453,139 shares withholding authority to vote, Jack R. Meyer, by a vote of 14,491,694 shares in favor of and 1,451,274 shares withholding authority to vote; John Szarkowski, by a vote of 13, 823,620 shares in favor of and 2,119,347 shares withholding authority to vote; and Anne Wexler, by a vote of 14,111,868 shares in favor of and 1,831,099 shares withholding authority to vote. The shareholders also ratified the selection Coopers & Lybrand L.L.P. as independent auditors by a vote of 15,641,557 shares in favor of, and 95,268 shares against the selection, with 602,142 shares abstaining (including broker non-votes). Also considered at the meeting was a change from fundamental policy to a non-fundamental policy an investment restriction which prohibits the Fund from purchasing securities of any company having less than three years continuous operations if such purchase would cause the value of such investments in all such companies to exceed 5% of the value of the Fund's total assets. The change from fundamental to non-fundamental policy was proposed to afford the Fund the investment flexibility to permit it to be competitive with other similar funds, and was approved by shareholders by a vote of 11,413,419 shares with 206,142 shares voting against the change and 3,420,960 shares abstaining (including broker non-votes).

Dreyfus S&P 500 Index Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Boston Safe Deposit and Trust Company
One Boston Place
Boston, MA 02109

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940






Printed in U.S.A.      078AR9610